As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)

O’Shaughnessy Market Leaders Value Fund
Class I|OFVIX
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the O’Shaughnessy Market Leaders Value Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://osfunds.com/. You can also request this information by contacting us at 1-877-291-7827.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.52%
*	Annualized
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$267,772,790
Number of Holdings	60
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
General Motors Co.	4.8%
Tapestry, Inc.	4.7%
HCA Holdings, Inc.	4.7%
Altria Group, Inc.	4.6%
MetLife, Inc.	4.2%
Synchrony Financial	4.0%
eBay, Inc.	3.4%
Kraft Heinz Co.	3.3%
Jabil, Inc.	3.1%
Northern Trust Corp.	2.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://osfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your O’Shaughnessy Asset Management, LLC documents not be householded, please contact O’Shaughnessy Asset Management, LLC at 1-877-291-7827, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by O’Shaughnessy Asset Management, LLC or your financial intermediary.
O’Shaughnessy Market Leaders Value Fund	PAGE 1	TSR-SAR-00770X444

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

O’Shaughnessy Market Leaders Value Fund
Core Financial Statements
January 31, 2026

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	25,519	$2,710,628
Automobile Components - 0.8%
Aptiv PLC(a)	27,663	2,095,472
Automobiles - 4.8%
General Motors Co.	153,899	12,927,516
Broadline Retail - 3.4%
eBay, Inc.	99,501	9,076,481
Building Products - 1.3%
Carlisle Companies, Inc.	9,965	3,396,969
Carrier Global Corp.	2,271	135,306
		3,532,275
Capital Markets - 6.0%
Bank of New York Mellon Corp.	32,274	3,870,298
Goldman Sachs Group, Inc.	725	678,172
Northern Trust Corp.	51,625	7,714,324
State Street Corp.	29,275	3,830,927
		16,093,721
Chemicals - 1.2%
CF Industries Holdings, Inc.	10,567	985,161
LyondellBasell Industries NV - Class A	45,818	2,245,082
		3,230,243
Commercial Banks - 10.1%
Bank of America Corp.	80,699	4,293,187
Citigroup, Inc.	26,170	3,028,131
Citizens Financial Group, Inc.	14,585	918,563
M&T Bank Corp.	22,537	4,993,523
Regions Financial Corp.	86,236	2,457,726
Truist Financial Corp.	104,267	5,361,409
Wells Fargo & Co.	65,312	5,910,083
		26,962,622
Consumer Finance - 4.0%
Synchrony Financial	147,913	10,742,921
Consumer Staples Distribution & Retail - 1.5%
Dollar Tree, Inc.(a)	15,350	1,805,006
Kroger Co.	29,720	1,867,902
US Foods Holding Corp.(a)	5,730	479,143
		4,152,051
Diversified Telecommunication Services - 4.3%
Comcast Corp. - Class A	242,479	7,213,750
Verizon Communications, Inc.	95,051	4,231,671
		11,445,421

The accompanying notes are an integral part of these financial statements.

1

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - 3.4%
Flex Ltd.(a)	11,836	$746,141
Jabil, Inc.	35,204	8,350,037
		9,096,178
Energy Equipment & Services - 0.4%
Halliburton Co.	33,936	1,137,535
Financial Services - 2.3%
Equitable Holdings, Inc.	15,372	713,261
Fidelity National Information Services, Inc.	27,213	1,503,518
PayPal Holdings, Inc.	72,718	3,831,512
		6,048,291
Food Products - 4.6%
General Mills, Inc.	79,268	3,666,938
Kraft Heinz Co.	366,914	8,710,538
		12,377,476
Health Care Equipment & Supplies - 1.9%
Medtronic PLC	48,565	5,000,252
Health Care Providers & Services - 6.6%
Cigna Group	18,485	5,066,923
HCA Holdings, Inc.	25,684	12,540,727
		17,607,650
Hotels, Restaurants & Leisure - 1.5%
Expedia Group, Inc.	14,955	3,960,682
Household Durables - 3.1%
DR Horton, Inc.	46,049	6,853,933
NVR, Inc.(a)	197	1,504,239
		8,358,172
Insurance - 8.4%
Aflac, Inc.	21,154	2,347,036
American International Group, Inc.	48,343	3,619,924
MetLife, Inc.	140,928	11,116,401
Principal Financial Group, Inc.	41,509	3,931,732
Prudential Financial, Inc.	12,470	1,385,542
		22,400,635
IT Services - 2.3%
Twilio, Inc. - Class A(a)	30,680	3,695,713
VeriSign, Inc.	10,258	2,505,311
		6,201,024
Metals & Mining - 2.6%
Nucor Corp.	14,171	2,518,470
Reliance, Inc.	13,554	4,466,043
		6,984,513

The accompanying notes are an integral part of these financial statements.

2

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	32,446	$5,739,697
Devon Energy Corp.	71,568	2,877,749
EOG Resources, Inc.	47,542	5,330,884
Exxon Mobil Corp.	30,955	4,377,037
Marathon Petroleum Corp.	19,393	3,416,853
Phillips 66	16,926	2,429,897
Valero Energy Corp.	23,100	4,191,033
		28,363,150
Passenger Airlines - 0.6%
Southwest Airlines Co.	33,301	1,582,464
Pharmaceuticals - 2.1%
Pfizer, Inc.	214,065	5,659,879
Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	145,908	2,836,452
Textiles, Apparel & Luxury Goods - 4.7%
Tapestry, Inc.	100,199	12,716,255
Tobacco - 4.6%
Altria Group, Inc.	199,479	12,365,703
TOTAL COMMON STOCKS (Cost $228,562,137)		265,665,662
TOTAL INVESTMENTS - 99.2% (Cost $228,562,137)		$265,665,662
Other Assets in Excess of Liabilities - 0.8%		2,107,128
TOTAL NET ASSETS - 100.0%		$267,772,790

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

3

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$265,665,662
Cash	1,881,325
Receivable for fund shares sold	447,256
Dividends receivable	297,877
Dividend tax reclaims receivable	11,485
Prepaid expenses and other assets	36,333
Total assets	268,339,938
LIABILITIES:
Payable for capital shares redeemed	365,333
Payable to Adviser	90,705
Payable for transfer agent fees and expenses	31,041
Payable for fund administration and accounting fees	27,755
Payable for Trustees’ fees and expenses	11,487
Payable for audit fees	10,928
Payable for compliance fees	5,062
Payable for custodian fees	2,789
Payable for distribution fees	66
Payable for expenses and other liabilities	21,982
Total liabilities	567,148
NET ASSETS	$ 267,772,790
Net Assets Consists of:
Paid-in capital	$237,151,231
Total distributable earnings	30,621,559
Total net assets	$ 267,772,790
Class I
Net assets	$267,772,790
Shares issued and outstanding(a)	13,793,544
Net asset value per share	$19.41
Cost:
Investments, at cost	$228,562,137

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$3,315,458
Total investment income	3,315,458
EXPENSES:
Investment advisory fee	527,670
Transfer agent fees	45,906
Fund administration and accounting fees	40,343
Federal and state registration fees	18,303
Trustees’ fees	12,273
Audit fees	10,678
Custodian fees	8,129
Compliance fees	7,561
Reports to shareholders	6,342
Legal fees	4,506
Insurance expense	1,241
Other expenses and fees	7,801
Total expenses	690,753
NET INVESTMENT INCOME (LOSS)	2,624,705
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,371,442
Net realized gain (loss)	16,371,442
Net change in unrealized appreciation (depreciation) on:
Investments	7,135,391
Net change in unrealized appreciation (depreciation)	7,135,391
Net realized and unrealized gain (loss)	23,506,833
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 26,131,538

The accompanying notes are an integral part of these financial statements.

5

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$2,624,705	$4,022,891
Net realized gain (loss)	16,371,442	44,362,115
Net change in unrealized appreciation (depreciation)	7,135,391	(14,289,878)
Net increase (decrease) in net assets from operations	26,131,538	34,095,128
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(42,977,032)	(28,616,636)
Total distributions to shareholders	(42,977,032)	(28,616,636)
CAPITAL TRANSACTIONS:
Shares sold - Class I	33,993,388	43,475,641
Shares issued from reinvestment of distributions - Class I	36,794,457	25,180,367
Shares redeemed - Class I	(28,996,228)	(44,528,171)
Net increase (decrease) in net assets from capital transactions	41,791,617	24,127,837
NET INCREASE (DECREASE) IN NET ASSETS	24,946,123	29,606,329
NET ASSETS:
Beginning of the period	242,826,667	213,220,338
End of the period	$ 267,772,790	$242,826,667
SHARES TRANSACTIONS
Shares sold - Class I	1,629,689	2,187,663
Shares issued from reinvestment of distributions - Class I	1,973,951	1,236,757
Shares redeemed - Class I	(1,435,051)	(2,128,173)
Total increase (decrease) in shares outstanding	2,168,589	1,296,247

The accompanying notes are an integral part of these financial statements.

6

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.89	$20.64	$17.75	$17.01	$17.62	$11.95
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.21	0.39	0.45	0.37	0.33	0.31
Net realized and unrealized gain (loss) on investments(b)	1.82	2.81	3.18	1.62	(0.61)	5.67
Total from investment operations	2.03	3.20	3.63	1.99	(0.28)	5.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.43)	(0.40)	(0.34)	(0.33)	(0.31)
Net realized gains	(3.12)	(2.52)	(0.34)	(0.91)	—	—
Total distributions	(3.51)	(2.95)	(0.74)	(1.25)	(0.33)	(0.31)
Net asset value, end of period	$19.41	$20.89	$20.64	$17.75	$17.01	$17.62
TOTAL RETURN(c)	10.39%	15.89%	21.29%	12.38%	−1.67%	50.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$267,773	$242,827	$213,220	$245,083	$255,672	$255,000
Ratio of expenses to average net assets(d)	0.52%	0.55%	0.54%	0.53%	0.52%	0.56%
Ratio of net investment income (loss) to average net assets(d)	1.98%	1.82%	2.16%	2.13%	1.89%	1.98%
Portfolio turnover rate(c)	36%	83%	54%	64%	97%	69%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The O’Shaughnessy Market Leaders Value Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund, which is a diversified fund, began operations on February 26, 2016. The investment objective of the Fund is to seek long-term capital appreciation and current income. The Fund currently offers only Class I shares.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

8

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 11 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market system for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).

9

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, O’Shaughnessy Asset Management, LLC (the “Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$265,665,662	$—	$—	$265,665,662
Total Investments	$265,665,662	$—	$—	$265,665,662

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Management Committee, consisting of the Chief Compliance Officer and Co-Managers of the Fund, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of adopting ASU 2023-09 and determined there is no material impact on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund

10

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
pays fees calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million. For the six months ended January 31, 2026, the Fund incurred $527,670 in advisory fees.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses or class specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.65% of average daily net assets.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended January 31, 2026, there were no expenses waived or recouped by the Advisor. At January 31, 2026, there were no cumulative expenses subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended January 31, 2026 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended January 31, 2026, the Fund did not accrue shareholder servicing fees.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended January 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $211,809,310 and $94,482,727, respectively. There were no purchases or sales of U.S. government securities during the six months ended January 31, 2026.
NOTE 7 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $5,000,000, or 10% of the market value of the Fund, or 33.33% of the fair value of unencumbered assets of the Fund. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended January 31, 2026, the Fund did not draw upon its line of credit.

11

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended January 31, 2026 and the year ended July 31, 2025 was as follows:

	January 31, 2026	July 31, 2025
Ordinary income	$4,755,949	$4,210,957
Long-term capital gains	38,221,083	24,405,679

As of July 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$211,809,310
Gross tax unrealized appreciation	38,673,017
Gross tax unrealized depreciation	(8,704,883)
Net tax unrealized appreciation (depreciation)(a)	29,968,134
Undistributed ordinary income	10,615,603
Undistributed long-term capital gain	25,133,130
Total distributable earnings	35,748,733
Other accumulated gains/(losses)	(18,249,814)
Total accumulated earnings/(losses)	$47,467,053

(a)	The difference between book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.
At July 31, 2025, the Fund had short-term and long-term capital loss carryforwards of $17,666,629 and $583,185, respectively. These capital losses may be carried forward indefinitely to offset future gains.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

12

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•	Management Risk. The Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to meet the Fund’s investment objective.
•
Depositary Receipts Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

NOTE 10 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.

13

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at January 31, 2026 (Unaudited)(Continued)
NOTE 11 – SUBSEQUENT EVENT
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

14

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund” or the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss Fund performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks,

15

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
ADDITIONAL INFORMATION(Continued)
such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, and five-year periods ended June 30, 2025. The Board also considered that the Fund outperformed the Cohort average for the one-, three-, and five-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one- and five-year periods and underperformed for the three-year period ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had outperformed its similarly managed composite for the one-, three-, and five-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.65%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were below the median and average of its Cohort.
The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were the same as those charged to the similarly managed separate accounts.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap and that the Fund’s expenses are currently running below the Expense Cap. In this regard, the Board also considered that the advisory agreement included breakpoints and that the breakpoints were currently in effect for the Fund. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board also considered that the Fund does not charge a Rule 12b-1 fee or utilize “soft dollars.” The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

16

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
ADDITIONAL INFORMATION(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	4/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	4/6/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	4/6/2026

* Print the name and title of each signing officer under his or her signature.